Financial instruments - Summary of fair value hedges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Hedged borrowings
Disclosure Of Detailed Information About Hedged Items
Principal amount	£ (2,773)	£ (2,134)
$700m bond and $700m interest rate swaps maturing 2023
Disclosure Of Detailed Information About Hedged Items
Principal amount	£ (579)	(517)
Fixed rate	3.50%
Floating rate basis	USD LIBOR+0.8%
$700m bond and $700m interest rate swaps maturing 2023 | US dollar LIBOR
Disclosure Of Detailed Information About Hedged Items
Adjustment to floating rate	0.80%
€500m bond and €500m interest rate swaps maturing 2024
Disclosure Of Detailed Information About Hedged Items
Principal amount	£ (443)	(421)
Fixed rate	1.00%
Floating rate basis	Euribor+0.7%
€500m bond and €500m interest rate swaps maturing 2024 | Euribor
Disclosure Of Detailed Information About Hedged Items
Adjustment to floating rate	0.70%
€600m bond and €600m/$669.3m cross-currency interest rate swaps maturing 2025
Disclosure Of Detailed Information About Hedged Items
Principal amount	£ (553)	(494)
Fixed rate	1.30%
Floating rate basis	USD LIBOR+1.3%
€600m bond and €600m/$669.3m cross-currency interest rate swaps maturing 2025 | US dollar LIBOR
Disclosure Of Detailed Information About Hedged Items
Adjustment to floating rate	1.30%
$200m bond and $200m interest rate swaps maturing 2027
Disclosure Of Detailed Information About Hedged Items
Principal amount	£ (165)	(148)
Fixed rate	7.20%
Floating rate basis	USD LIBOR+5.8%
$200m bond and $200m interest rate swaps maturing 2027 | US dollar LIBOR
Disclosure Of Detailed Information About Hedged Items
Adjustment to floating rate	5.80%
$750m bond and $750m interest rate swaps maturing 2030
Disclosure Of Detailed Information About Hedged Items
Principal amount	£ (620)	£ (554)
Fixed rate	3.00%
Floating rate basis	USD LIBOR+1.6%
$750m bond and $750m interest rate swaps maturing 2030 | US dollar LIBOR
Disclosure Of Detailed Information About Hedged Items
Adjustment to floating rate	1.60%
$500m bond and $500m interest rate swaps maturing 2032
Disclosure Of Detailed Information About Hedged Items
Principal amount	£ (413)
Fixed rate	4.75%
Floating rate basis	USD SOFR+2.0%
$500m bond and $500m interest rate swaps maturing 2032 | US dollar SOFR
Disclosure Of Detailed Information About Hedged Items
Adjustment to floating rate	2.00%